SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Construction in progress		$ 324,224,632	$ 346,509,541
Land		1,260,000	1,439,000
Machinery and equipment		9,555,000	9,555,000
Operations plant		16,662,675	16,662,675
Total property, plant and equipment		351,702,307	$ 374,166,216
Construction in Progress [Member] | XCF Global Capital Inc [Member]
Property, Plant and Equipment [Line Items]
Construction in progress, Beginning balance	$ 12,852,415	12,887,415
Construction in progress, Additions	35,000
Construction in progress, Ending balance	$ 12,887,415	$ 12,887,415